Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

			Furniture	Right-of-use
		Dry	and	assets
	Vessels	docking	fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2024	1,932,413	52,074	910	325,883	2,311,280
Additions	1,049,295	14,332	192	68,177	1,131,996
Disposals	—	—	—	(15,186)	(15,186)
Lease remeasurement	—	—	—	91,640	91,640
Reclassified to assets held-for-sale (note 13)	(44,873)	(1,725)	—	—	(46,598)
Write off on completion of dry docking costs	—	(1,565)	—	—	(1,565)
At 31 December 2024	2,936,835	63,116	1,102	470,514	3,471,567
Accumulated depreciation and impairment charge
At 1 January 2024	503,740	23,661	633	174,099	702,133
Depreciation charge	91,924	13,970	115	95,329	201,338
Disposals	—	—	—	(15,186)	(15,186)
Reclassified to assets held-for-sale (note 13)	(12,119)	(1,481)	—	—	(13,600)
Write off on completion of dry docking costs	—	(1,565)	—	—	(1,565)
At 31 December 2024	583,545	34,585	748	254,242	873,120
Net book value
At 31 December 2024	2,353,290	28,531	354	216,272	2,598,447

			Furniture	Right-of-use
		Dry	and	assets
	Vessels	docking	fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2023	1,953,789	55,121	817	364,156	2,373,883
Additions	102,021	13,931	93	16,095	132,140
Lease remeasurement	—	—	—	49,625	49,625
Disposals	—	—	—	(98,493)	(98,493)
Reclassification[1]	5,500	—	—	(5,500)	—
Reclassified to assets held-for-sale (note 13)	(128,897)	(6,106)	—	—	(135,003)
Write off on completion of dry docking costs	—	(10,872)	—	—	(10,872)
At 31 December 2023	1,932,413	52,074	910	325,883	2,311,280
Accumulated depreciation and impairment charge
At 1 January 2023	465,559	23,179	510	114,679	603,927
Depreciation charge	88,724	13,173	123	115,101	217,121
Disposals	—	—	—	(55,681)	(55,681)
Reclassified to assets held-for-sale (note 13)	(50,543)	(1,819)	—	—	(52,362)
Write off on completion of dry docking costs	—	(10,872)	—	—	(10,872)
At 31 December 2023	503,740	23,661	633	174,099	702,133
Net book value
At 31 December 2023	1,428,673	28,413	277	151,784	1,609,147

[1]Pertains to a reclassification of associated payments made in relation to the exercising of purchase option upon the delivery to vessel cost